Refund Liabilities	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Refund Liabilities
9. REFUND LIABILITIES
Estimated sales returns and other allowances are made and adjusted based on historical experience and the consideration of varying contractual terms.
The changes in the refund liabilities are summarized as follows:

	Year Ended December 31
	2022	2023
	US$	US$
Refund liabilities
Balance, beginning of year	3,882	6,471
Additions	19,196	5,780
Actual sales return and discount	(16,607)	(8,922)

Balance, end of year	6,471	3,329